Transactions With Related Parties	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Transactions With Related Parties [Abstract]
Transactions With Related Parties

NOTE H—TRANSACTIONS WITH RELATED PARTIES

Due From / To Related Parties: Due from related parties as of December 31, 2012 and 2011 is comprised primarily of a $636,251 promissory note which the Company acquired from BREF. The note was payable to BREF from TSPFI. The note was originated to partially fund the purchase of a property by TSPFI. On June 1, 2012, in connection with the recapitalization, this receivable was contributed to the Company. The note bears interest at 12% per annum and is due on demand; and accrued interest as of December 31, 2012 was $76,350. The Company expects payment will be received from TSPFI in the second half of 2013. Other receivables from related parties are comprised of various non-interest bearing amounts payable to related entities. Due to related parties as of December 31, 2012 and 2011 includes various non-interest bearing amounts payable to related entities.

Advisory Fees from Related Party: Fees of $189,980 and $1,080,271, included in the accompanying statements of operations for the years ended 2012 and 2011, respectively, were earned from entities previously owned by BREF and TSPFI that were not contributed to the Company.

Acquisition Fees: The Company paid BSF-TSC GP, LLC, a related party, an acquisition fee of 1% of the gross asset cost for each existing project acquired. Certain entities that are part of the Company paid an entity that is an affiliate of BCOM Investment Manager, LLLP (“Manager”), a related party, an acquisition fee of 1% on the gross asset cost of each operating investment. For development assets, the Company paid a related party an acquisition fee of 1% of the budgeted project costs of the development of applicable real estate investments (50% payable at acquisition and the remainder payable ratably on a monthly basis over the term of the construction or renovation period). During the year ended December 31, 2011, the Company paid $891,000 in acquisition and development fees to related parties which $487,000 and $404,000 are charged to continuing operations and discontinued operations, respectively, as described above. No such fees were paid during 2012.

Support Services: During the periods presented through May 31, 2012, an entity under common control provided the Company with certain general and administrative support services, for which the entity under common control allocated costs of approximately $498,000 for the year ended December 31, 2011 and $207,000 for the five months ended May 31, 2012. Effective June 1, 2012, general and administrative costs are incurred and paid directly by the Company, which costs totaled $3,199,000 for the period from June 1 to December 31, 2012. If the Company had paid these expenses directly prior to June 1, 2012, the Company’s historical results of operations may have been materially different. As a result, the accompanying historical statements of operations may not necessarily be indicative of operations for future periods.

Legal Fees: During the year ended December 31, 2012, the Company incurred legal fees totaling approximately $524,000 with a law firm of which a member of the Company’s board of directors is the managing shareholder. Of that amount, $246,000 is included in accounts payable and accrued liabilities at December 31, 2012 in the accompanying balance sheets. Effective December 17, 2012, this individual no longer serves as a member of the Company’s board of directors.

NOTE H—TRANSACTIONS WITH RELATED PARTIES

Due From / To Related Parties: Due from related parties as of December 31, 2012 and 2011 is comprised primarily of a $636,251 promissory note which the Company acquired from BREF. The note was payable to BREF from TSPFI. The note was originated to partially fund the purchase of a property by TSPFI. On June 1, 2012, in connection with the recapitalization, this receivable was contributed to the Company. The note bears interest at 12% per annum and is due on demand; and accrued interest as of December 31, 2012 was $76,350. The Company expects payment will be received from TSPFI in the second half of 2013. Other receivables from related parties are comprised of various non-interest bearing amounts payable to related entities. Due to related parties as of December 31, 2012 and 2011 includes various non-interest bearing amounts payable to related entities.

Advisory Fees from Related Party: Fees of $189,980 and $1,080,271, included in the accompanying statements of operations for the years ended 2012 and 2011, respectively, were earned from entities previously owned by BREF and TSPFI that were not contributed to the Company.

Acquisition Fees: The Company paid BSF-TSC GP, LLC, a related party, an acquisition fee of 1% of the gross asset cost for each existing project acquired. Certain entities that are part of the Company paid an entity that is an affiliate of BCOM Investment Manager, LLLP (“Manager”), a related party, an acquisition fee of 1% on the gross asset cost of each operating investment. For development assets, the Company paid a related party an acquisition fee of 1% of the budgeted project costs of the development of applicable real estate investments (50% payable at acquisition and the remainder payable ratably on a monthly basis over the term of the construction or renovation period). During the year ended December 31, 2011, the Company paid $891,000 in acquisition and development fees to related parties which $487,000 and $404,000 are charged to continuing operations and discontinued operations, respectively, as described above. No such fees were paid during 2012.

Support Services: During the periods presented through May 31, 2012, an entity under common control provided the Company with certain general and administrative support services, for which the entity under common control allocated costs of approximately $498,000 for the year ended December 31, 2011 and $207,000 for the five months ended May 31, 2012. Effective June 1, 2012, general and administrative costs are incurred and paid directly by the Company, which costs totaled $3,199,000 for the period from June 1 to December 31, 2012. If the Company had paid these expenses directly prior to June 1, 2012, the Company’s historical results of operations may have been materially different. As a result, the accompanying historical statements of operations may not necessarily be indicative of operations for future periods.

Legal Fees: During the year ended December 31, 2012, the Company incurred legal fees totaling approximately $524,000 with a law firm of which a member of the Company’s board of directors is the managing shareholder. Of that amount, $246,000 is included in accounts payable and accrued liabilities at December 31, 2012 in the accompanying balance sheets. Effective December 17, 2012, this individual no longer serves as a member of the Company’s board of directors.